Schedule of Investments
March 31, 2026 (unaudited)
Manor Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 95.87%

Beverages - 1.66%
PepsiCo, Inc.	1,172	182,000

ComputerPeripheral Equipment - 2.45%
Palo Alto Networks, Inc. (2)	1,674	268,376

Computer Storage Devices - 1.68%
NetApp, Inc.	1,793	183,585

Converted Paper & Paperboard Products (No Container/Boxes) - 1.67%
Avery Dennison Corp.	1,056	182,350

Crude Petroleum & Natural Gas - 2.86%
Devon Energy Corp.	6,220	312,990

Electronic Components, NEC - 8.25%
Vertiv Holdings Co.	3,603	902,840

Engines & Turbines - 5.01%
Cummins, Inc.	1,020	548,780

Hospital & Medical Service Plans - 1.84%
Elevance Health, Inc.	689	201,705

Investment Advice - 2.86%
Apollo Global Management, Inc. Class A	2,809	312,979

National Commercial Banks - 6.59%
JP Morgan Chase & Co.	1,544	454,183
PNC Financial Services Group, Inc.	1,283	266,979

		721,163

Operative Builders - 2.56%
D.R. Horton, Inc.	2,041	280,066

Petroleum Refining - 5.06%
Valero Energy Corp.	2,242	553,953

Pharmaceutical Preparations - 3.21%
AbbVie, Inc.	1,616	351,464

Retail-Grocery Stores - 1.85%
The Kroger Co.	2,802	202,753

Retail-Lumber & Other Building Materials Dealers - 2.22%
Lowes Cos., Inc.	1,028	242,896

Search, Detection, Navigation, Guidance, Aeronautical & Nautical Systems & Instruments - 2.98%
Northrop Grumman Corp.	478	326,111

Security Brokers, Dealers & Flotation Companies - 2.75%
The Charles Schwab Corp.	3,206	301,300

Semiconductors & Related Devices - 13.29%
Applied Materials, Inc.	3,170	1,083,474
NVIDIA Corp.	2,133	371,995

		1,455,470

Services-Computer Programming, Data Processing, Etc. - 8.15%
Alphabet, Inc. Class A	1,163	462,874
AppLovin Corp. (2)	1,492	429,040

		891,914

Services-Prepackaged Software - 6.44%
Microsoft Corp.	1,192	441,243
Take-Two Interactive Software, Inc. (2)	1,337	264,058

		705,300

Services-Video Tape Rental - 3.57%
Netflix, Inc. (2)	4,062	390,561

Transportation Services - 2.88%
Booking Holdings, Inc.	75	315,774

Water Transportation - 2.84%
Royal Caribbean Cruises Ltd.	1,129	310,678

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 3.19%
Cencora, Inc.	1,110	348,695

Total Common Stock	(Cost $ 4,115,656)	10,493,702

Real Estate Investment Trusts - 2.95%

Equinix, Inc.	330	323,479

Total Real Estate Investment Trusts	(Cost $ 122,829)	323,479

Money Market Registered Investment Companies - 1.26%

Federated Hermes Government Obligations Fund - Institutional Class - 3.52% (3)	139,272	139,272

Total Money Market Registered Investment Companies	(Cost $ 139,272)	139,272

Total Investments - 100.08%	(Cost $ 4,377,761)	10,956,453

Liabilities in Excess of Other Assets - (0.08%)		(8,562)

Total Net Assets - 100.00%		10,947,891

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$10,956,453	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$10,956,453	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2026.